Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

Note 3 – Revenue

Accounting policies

Revenue comprises milestone payments, license payments and sale of goods.

Milestone and license payments

Milestone payments related to the collaborative research agreements with commercial partners are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

License payments which provide the buyer with the right to use the license as it exists at the date of trans-fer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as having a single performance obligation.

Revenue from Alexion (license and collaboration agreement)

Revenue is recognized based on the percentage of completion of the R&D services, which is estimated based on the expenses incurred during that period compared to planned service periods and budgetted costs. Zealand applies the output based method (budget cost) when determining the timing of satisfac-tion of performance obligations as the development services are performed by an indeterminate number of acts over the development timeline.

Note 3 – Revenue (continued)

Product sales

Product sales represent net invoice value less estimated sales rebates and product returns, which are considered to be variable consideration and include significant estimates. Sales are recognised when the control of the goods has been transferred to a third party. This is usually when title passes to the customer, either on shipment or on receipt of goods by the customer, depending on local trading terms. In markets where returns are significant, estimates of returns are accounted for at the point revenue is recognised. Revenue is not recognised in full until it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur.

Recognized revenue can be specified as follows for all agreements and product sales:

DKK thousand	2021	2020	2019
Boehringer Ingelheim International GmbH	22,311	149,120	0
Alexion Pharmaceuticals Inc.	30,185	42,881	38,021
Protagonist Therapeutics, Inc.	25,381	0	0
Sanofi-Aventis Deutschland GmbH	30,669	0	0
Undisclosed counterpart	0	0	3,312
Total license and milestone revenue	108,546	192,001	41,333
Gross product sales	354,599	303,658	0
Sales rebates	-157,016	-133,924	0
Returns and sales reductions	-13,562	-8,421	0
Total net product sales	184,021	161,313	0
Total revenue	292,567	353,314	41,333
Total revenue recognized over time	30,185	42,881	38,021
Total revenue recognized at a point in time	262,382	310,433	3,312

Revenue from Boehringer Ingelheim (BI)

In 2021, we recognized DKK 22.3 million (2020: DKK 149.1 million) as income from milestone payments.

Revenue from Alexion

In 2021, we recognized DKK 30.2 million (2020: DKK 42.9 million and 2019: DKK 38.0 million) as income from the license, research and development agreement signed in March 2019 reflecting the progress on the lead project. Under the agreement DKK 67.6 million is accounted for as deferred revenue at Decem-ber 31, 2021.

In 2019, DKK 0.6 million of other revenue is recognized related to other projects with Alexion.

Revenue from Protagonist Therapeutics Inc.

In 2021, we recognized DKK 25.4 million as a milestone payment (2020 and 2019: DKK 0.0 million).

Revenue from other agreements

In 2021 and 2020, we recognized zero revenue from other agreements.

In 2019, we recognized DKK 3.3 million in revenue from a license option payment from an undisclosed counterpart relating to a Material Transfer Agreement.

Note 3 – Revenue (continued)

Revenue from Sanofi

In 2021, we recognized DKK 30.7 million as a milestone payment. No revenue was recognized in 2020 or 2019.

Revenue from product sales

Revenue in 2021 of DKK 184.0 million from sale of goods comprise our current two products, V-Go and Zegalogue. In 2020, we recognized DKK 161.3 million as net sales from goods sold generated from our V-Go product. The rights to the V-Go product was acquired on April 2, 2020 as part of the business combination described in note 31. Thus revenue from sale of the V-Go product recognized in 2020 solely relates to the period April 2 - December 31.

Information about Geographical Areas

Net revenue in Germany comprises DKK 53.0 million (2020: DKK 149.1 million) in milestone revenue and net revenue in United States comprise DKK 239.6 million (2020: DKK 204.2 million) including license revenues and sale of goods. No other country accounts for more than 10% of the net total sales. In 2021 we had 3 significant customers with revenue from sale of goods. Customer A, amounted to DKK 67.2 million (2020: DKK 60.6 million), Customer B amounted to DKK 52.8 million (2020: DKK 48.4 million) and Customer C DKK 45.0 million (2020: DKK 37.7 million).Of the Company’s non-current assets, which comprise intangible assets, property, plant and equipment, right-of-use assets and prepayments, DKK 184.8 million is located in Denmark and DKK 106.9 million in United States.

Accounting treatment for the Alexion Pharmaceuticals, Inc. Agreement

In March 2019, Zealand entered into a license, research and development agreement with Alexion Phar-maceuticals, Inc. (Alexion) to develop novel therapies to treat complement mediated diseases. This agree-ment provided Zealand an immediate cash injection as well as further external validation of Zealand’s peptide platform.

The collaboration with Alexion is not limited to the project C3 but offers the potential to work on identi-fication of peptide inhibitors to up to three additional components of the complement cascade. Zealand will have responsibility for the C3 project and other targets up to IND and Alexion will then progress the peptides into clinical development.

Under the Alexion license, research and development agreement, Zealand has received an upfront non-refundable payment of USD 25 million for the C3 program and a concurrent USD 15 million equity investment in Zealand at a premium to the market price. The agreement also provides the potential for development-related milestones of up to USD 115 million, as well as up to USD 495 million in sales-re-lated milestones and high single- to low double-digit royalty payments. The 3 additional programs will provide further non-refundable upfront payments (USD 15 million each), development and sales mile-stone and royalties.

The non-refundable up-front fee was allocated to the combined license, research and development ser- vices, and is being recognized as revenue along with provision of the research and development services under the lead program. Expenses to provide the services is being recognized when incurred. Further, the premium over the market share price on the Zealand shares subscribed by Alexion, DKK 12.7 million, is attributed to the Agreement as further consideration and consequently also recognized over the period over which the R&D services are provided. Alexion has paid USD 40 million, corresponding to DKK 262.9 million that as of December 31, 2019 has affected equity by DKK 85.6 million, deferred revenue by DKK 139.9 million, and revenue by DKK 37.4 million in 2019. Hence the cash flow from operating activities was DKK 177.3 million and the cash flow from financing activities was DKK 85.6 million.

In 2021 revenue of DKK 30.2 million (2020: DKK 42.9 million and 2019: DKK 38.0 million) was recognized.

Milestone payments, if any, will be recognized as revenue when the relevant milestones are achieved as they relate to performance obligations already satisfied at this stage. Royalty payments, if any, will be recognized along with the underlying sales.

Note 3 – Revenue (continued)

Significant judgement applied (performance obligations and revenue recognition)

Determination of whether the license transferred and the research and development services constitute separate performance obligations, or form part a single performance obligation comprising a combined output has a significant impact on the accounting treatment. Zealand has applied significant judgment to determine whether the promised services are distinct and concluded that Alexion cannot benefit from the license alone. It is Zealand assessment that the R&D services under this agreement requires specif-ic Zealand know-how and expertise which cannot be easily identified or sourced externally. Therefore, Alexion would not in the absence of the contractual provisions have had the practical ability to engage a third-party R&D service provider to provide the agreed R&D services.

Judgments and estimates in respect of output is made when entering the agreement and is based on research and development budgets and plans. The planned service periods (output) and budget costs for the respective research and development projects are assessed on an ongoing basis. If the expected service period is changed significantly, this will require a reassessment.

All Zealand’s revenue-generating transactions have been subject to such evaluation by management. As the nature of the collaboration with Alexion may affect the accounting treatment of the agreement, Zealand has considered whether the agreement takes the form of a collaborative partnership with Alexion rather than a customer-vendor agreement. After consideration of all facts and circumstances, Zealand has assessed that the agreement takes the form of a customer-vendor relationship. Accordingly, the agreement is treated under the guidelines of IFRS 15 Revenue from Contracts with Customers.

As any additional programs are optional and paid for separately, they are not considered part of the initial agreement. It has been considered whether the options for additional components represent a material right and, thus, a separate performance obligation under the initial agreement to which a portion of the initial upfront payment should be allocated. Zealand has determined that the probability of exercising the option is low and in combination with the fact that the development is significantly less advanced than the lead target, we have determined that the options do not represent a material right.

Accounting treatment for revenue from product sales

Revenue from sale of goods is recognized at a point in time when control of the goods is transferred to the customer and recorded net of adjustments for managed care rebates, wholesale distributions fees, cash discounts, prompt pay discounts, and co-pay card redemptions, all of which are established at the time of sale.

In order to prepare the consolidated financial statements, the company is required to make estimates regarding the amounts earned or to be claimed on the related product sales, including the following:

●	Managed care and Medicare rebates, which are based on the estimated end user pay or mix and related contractual rebates;
●	Distribution fees, prompt pay discounts and other discounts, which are recorded based on specified payment terms, and which vary by customer and other incentive programs; and
●	Co-pay card redemption charges which are based on the net transaction costs of prescriptions filled via a company-subsidized card program and other incentive programs.

Zealand believes rebates and co-pay card redemptions related to sales in the U.S. are complex in nature and establishing appropriate provisions requires assessment of multiple factors as well as significant judgement and estimation by management as not all conditions are known at the time of sale.

The Group has concluded that it is the principal in which revenue arrangements since it controls the goods before transferring them to the customer.

Note 3 – Revenue (continued)

We record allowances for product returns as a reduction of revenue at the time product sales are record- ed. Several factors are considered in determining whether an allowance for product returns is required, including the customers' return rights and our historical experience with returns and the amount of prod- uct sales in the distribution channel not consumed by patients and subject to return. Management replies on historical return rates to estimate returns. In the future, as any of these factors and/or the history of product returns change, adjustments to the allowance for product returns will be reflected.

Accounting for the Sanofi License Agreement

All future royalties and all but up to DKK 98.4 million (USD 15 million) of future milestone payments relat-ing to the Sanofi License Agreement were sold to Royalty Pharma in September 2018.

In 2021, Zealand Pharma received a milestone of DKK 30.7 million (USD 5.0 million. None in 2020 or 2019), and as of December 31, 2021, there is one milestone that remains outstanding for DKK 65.6 million (USD 10 million). Outstainding as of December 31, 2020 and 2019 were DKK 98.4 million (USD 15 million)

Accounting for the Boehringer Ingelheim License Agreements

In 2011, Zealand entered into a license, research and development collaboration agreement with Boehringer Ingelheim International GmbH (BI) to advance novel GLP-1/glucagon dualacting peptide receptor agonists (GGDAs) for the treatment of patients with type 2 diabetes and obesity. Under the terms of the 2011 BI License Agreement, BI paid a fixed amount per full-time employee and other costs related to all research, development and commercialization in respect of the compounds covered by the agree-ment.

Zealand is eligible to receive license and milestone payments of up to EUR 386 million, of which EUR 345 million was outstanding at December 31, 2021, related to the achievement of pre-specified development, regulatory and commercial milestones for the lead product. We are also eligible to receive tiered royalties ranging from high single-digit to low double-digit percentages on BI’s sales of all products stemming from this collaboration. In addition, we retain copromotion rights in Scandinavia.

In 2014, Zealand entered into a second global license, research and development collaboration agree-ment with BI (the 2014 BI License Agreement). This agreement pertained to a collaboration on a specific therapeutic peptide project from our portfolio of preclinical programs for a period of up to four and a half years, with the aim of developing novel drugs to improve the treatment of patients with cardiometabolic diseases. In 2015, BI selected a novel peptide therapeutic to be advanced into preclinical development under this agreement.

No product candidates out licensed to BI are currently marketed, and accordingly we have not received any royalty payments to date under our licensing agreements with BI.

Milestone payments are recognized as revenue when the relevant milestones are achieved.